Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Outstanding Stock Options and Restricted Stock

The following table summarizes the outstanding stock options and restricted stock:

	2016		2015
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
Outstanding at January 1,	353,747	$13.96	—	$—
Granted	240,380	14.37	372,760	13.96
Replacement awards granted in acquisition	237,418	9.20	—	—
Forfeited	(20,400)	13.96	(19,013)	13.96
Exercised or Expired	(10,955)	13.96	—	13.96

Outstanding at December 31,	800,190	13.04	353,747	13.96

Exercisable at December 31,	387,594	11.82	74,552	13.96

Unvested awards	412,596	14.19	279,195	13.96

	Restricted Stock Awards	Weighted Average Exercise Price	Restricted Stock Awards	Weighted Average Exercise Price
Outstanding at January 1,	152,321	$13.96	—	$—
Granted	7,000	14.37	162,248	13.96
Shares withheld for income tax purposes	(6,457)	13.97	(6,403)	13.96
Forfeited	(10,600)	13.96	(3,524)	13.96

Unvested awards	82,874	13.97	126,264	13.96
Vested	38,399	13.97	32,460	13.96

Schedule of Compensation Expense and Unearned Compensation

	2016	2015
Compensation Expense (in 000’s)
Stock Options	$290	$227
Restricted Shares	557	453
Fair Value of Shares withheld for income tax purposes	(89)	(89)

Stock-based compensation expense	$758	$591

Unearned Compensation (in 000’s)
Stock Options Issued	$1,210	$907
Restricted Shares Issued	1,158	1,812

Total unearned compensation	$2,368	$2,719